Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Summary of Fair Value Measurements, Recurring and Nonrecurring
The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

	March 31, 2024
	Level 1	Level 2	Level 3
Assets
Restricted short-term investments	$—	$4,250	$—

Total assets	$—	$4,250	$—

Liabilities
Public Warrants	$—	$—	$19
Private Placement Warrants	—	—	10
Term Loan Warrants	—	—	493
Common Stock Warrants	—	—	3,327

Total liabilities	$—	$—	$3,849

	December 31, 2023
	Level 1	Level 2	Level 3
Assets
Restricted short-term investments	$—	$4,250	$—

Total assets	$—	$4,250	$—

Liabilities
Public Warrants	$—	$—	$17
Private Placement Warrants	—	—	9
Term Loan Warrants	—	—	392
Common Stock Warrants	—	—	2,707

Total liabilities	$—	$—	$3,125

The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

	December 31, 2023
	Level 1	Level 2	Level 3
Assets
Derivative assets	$—	$—	$—
Restricted short-term investments	—	4,250	—

Total assets	$—	$4,250	$—

Liabilities
Public Warrants	$—	$—	$17
Private Placement Warrants	—	—	9
Term Loan Warrants	—	—	392
Common Stock Warrants	—	—	2,707

Total liabilities	$—	$—	$3,125

	December 31, 2022
	Level 1	Level 2	Level 3
Assets
Derivative assets	$—	$462	$—

Total assets	$—	$462	$—

Liabilities
Public Warrants	$415	$—	$—
Private Placement Warrants	—	—	107
Term Loan Warrants	—	—	1,226

Total liabilities	$415	$—	$1,333

Summary of Fair Value of Significant Assumptions Utilized in the Valuation
The following table presents significant assumptions utilized in the valuation of the Private Placement Warrants on March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Risk-free rate	4.5%	4.1%
Dividend yield rate	—	—
Volatility	100.0%	97.6%
Contractual term (in years)	2.23	2.48
Exercise price	$575.00	$575.00
The following table presents significant assumptions utilized in the valuation of the Public Warrants on March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Risk-free rate	4.5%	4.1%
Dividend yield rate	—	—
Volatility	100.0%	97.6%
Contractual term (in years)	2.23	2.48
Exercise price	$575.00	$575.00
The following table presents significant assumptions utilized in the valuation of the Term Loan Warrants at March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Risk-free rate	4.2%	3.8%
Dividend yield rate	—	—
Volatility	77.4%	74.5%
Contractual term (in years)	5.35	5.60
Exercise price	$20.50	$20.50
The following table presents significant assumptions utilized in the valuation of the Common Stock Warrants on March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Risk-free rate	4.2%	3.8%
Dividend yield rate	—	—
Volatility	78.1%	75.2%
Contractual term (in years)	5.20	5.44
Exercise price	$11.24	$11.24

The following table presents significant assumptions utilized in the valuation of the Private Placement Warrants on December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Risk-free rate	4.1%	4.2%
Dividend yield rate	—	—
Volatility	97.6%	75.0%
Contractual term (in years)	2.48	3.49
Exercise price	$575.00	$575.00

The following table presents significant assumptions utilized in the valuation of the Public Warrants on December 31, 2023:

As of December 31,
2023
Risk-free rate	4.1%
Dividend yield rate	—
Volatility	97.6%
Contractual term (in years)	2.48
Exercise price	$575.00
The following table presents significant assumptions utilized in the valuation of the Common Stock Warrants on December 31, 2023:

As of December 31,
2023
Risk-free rate	3.8%
Dividend yield rate	—
Volatility	75.2%
Contractual term (in years)	5.44
Exercise price	$11.24
The following table presents significant assumptions utilized in the valuation of the Term Loan Warrants at December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Risk-free rate	3.8%	4.0%
Dividend yield rate	—	—
Volatility	74.5%	75.0%
Contractual term (in years)	5.60	6.61
Exercise price	$20.50	$92.50

Summary of Change in the Fair Value of the Warrants
The following table presents changes in the fair value of the Private Placement Warrants for the three months ended March 31, 2024 and 2023 (in thousands):

	Three months ended March 31,
	2024	2023
Balance, beginning of period	$9	$107
Change in fair value	1	(54)

Balance, end of period	$10	$53

The following table presents changes in the fair value of the Public Warrants for the three months ended March 31, 2024 and 2023 (in thousands):

	Three months ended March 31,
	2024	2023
Balance, beginning of period	$17	$415
Change in fair value	2	185

Balance, end of period	$19	$600

The following table presents changes in the fair value of the Term Loan Warrants for the three months ended March 31, 2024 and 2023 (in thousands):

	Three months ended March 31,
	2024	2023
Balance, beginning of period	$392	$1,226
Change in fair value	101	(188)

Balance, end of period	$493	$1,038

The following table presents changes in the fair value of the Common Stock Warrants for the three months ended March 31, 2024 (in thousands):

Three months ended March 31,
2024
Balance, beginning of year	$2,707
Change in fair value	620

Balance, end of year	$3,327

The following table presents changes in the fair value of the Private Placement Warrants for the years ended December 31, 2023 and 2022 (in thousands):

	Year Ended December 31,
	2023	2022

Balance, beginning of period	$107	$2,133
Change in fair value	(98)	(2,026)

Balance, end of period	$9	$107

The following table presents changes in the fair value of the Public Warrants for the years ended December 31, 2023 and 2022 (in thousands):

	Year Ended December 31,
	2023	2022
Balance, beginning of period	$415	$2,701

Change in fair value	(398)	(2,286)

Balance, end of period	$17	$415

The following table presents changes in the fair value of the Common Stock Warrants for the year ended December 31, 2023 (in thousands):

Year ended December 31,
2023
Balance, beginning of year	$—
Issued in connection with Equity Offering	3,255
Change in fair value	(548)

Balance, end of year	$2,707

The following table presents changes in the fair value of the Term Loan Warrants for the year ended December 31, 2023 and 2022 (in thousands):

	Year ended December 31,
	2023	2022
Balance, beginning of year	$1,226	$—
Issued in connection with Term Loan	—	5,236
Amended in connection with Second Amendment	802	—
Change in fair value	(1,636)	(4,010)

Balance, end of year	$392	$1,226

Summary of Fair Value, Assets Measured on Nonrecurring Basis Using Unobservable Inputs	The following table presents the
non-recurring
losses recognized for the year ended December 31, 2023 due to asset impairments, and the fair value and asset classification of the related assets as of the impairment date (in thousands):

	December 31, 2023
	Fair Value	Total Losses
Goodwill	$85,166	$(40,000)
Other investments	1,000	(4,000)
Intangible assets	—	(3,092)

Total	$86,166	$(47,092)